Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events Disclosure [Text Block]
22. SUBSEQUENT EVENTS

On December 12, 2013, we announced our plan to monetize certain of our solar generation assets by aggregating them under a dividend growth-oriented subsidiary ("SunEdison Yieldco") and divesting an interest in SunEdison Yieldco through an initial public offering (the "proposed SunEdison Yieldco IPO"). SunEdison Yieldco would primarily own assets located in North America, as well as projects in Canada, the United Kingdom and Chile. We expect that we would retain majority ownership of SunEdison Yieldco, and would provide specified support services to SunEdison Yieldco, for a fee. We submitted on a confidential basis a registration statement on February 14, 2014 with the SEC with respect to the proposed SunEdison Yieldco IPO, with a subsequent amendment filed on April 14, 2014.

The completion of the proposed SunEdison Yieldco IPO and related transactions are subject to numerous conditions, including market conditions, approval by our Board of Directors of the terms of the proposed SunEdison Yieldco IPO and receipt of all regulatory approvals, including the effectiveness of the registration statement that has been submitted to the SEC.